Deposits	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Deposits

Note 6 Deposits

	As at
	July 31, 2025				October 31, 2024
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total

Personal	$222,617	$54,627	$246,083	$523,327	$205,714	$62,845	$253,580	$522,139
Business and government	405,098	22,042	491,023	918,163	369,943	20,157	449,570	839,670
Bank	11,974	–	28,013	39,987	9,675	641	37,406	47,722
	$639,689	$76,669	$765,119	$1,481,477	$585,332	$83,643	$740,556	$1,409,531
Non-interest-bearing (4)
Canada	$152,555	$8,881	$254	$161,690	$144,712	$7,164	$203	$152,079
United States	37,067	–	–	37,067	38,520	–	–	38,520
Europe (5)	9	–	–	9	11	–	–	11
Other International	8,217	–	–	8,217	7,758	–	–	7,758
Interest-bearing (4)
Canada	379,954	16,410	593,325	989,689	355,221	14,468	594,066	963,755
United States	50,379	50,479	70,897	171,755	28,389	61,087	75,933	165,409
Europe (5)	5,776	734	77,553	84,063	5,013	851	53,295	59,159
Other International	5,732	165	23,090	28,987	5,708	73	17,059	22,840
	$639,689	$76,669	$765,119	$1,481,477	$585,332	$83,643	$740,556	$1,409,531

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at July 31, 2025, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $539 billion, $41 billion, $77 billion and $34 billion, respectively (October 31, 2024 – $511 billion, $34 billion, $53 billion and $29 billion, respectively).
(5)	Europe includes the United Kingdom and the Channel Islands.
Contractual maturities of term deposits
(1)

	As at
(Millions of Canadian dollars)	July 31 2025	October 31 2024
Within 1 year:
less than 3 months	$217,276	$207,698
3 to 6 months	112,849	94,585
6 to 12 months	165,608	173,603
1 to 2 years	85,660	79,777
2 to 3 years	60,223	61,175
3 to 4 years	36,863	45,767
4 to 5 years	16,387	20,692
Over 5 years	70,253	57,259
	$765,119	$740,556

(1)	The aggregate amount of term deposits in denominations of one hundred thousand dollars or more is $701 billion (October 31, 2024 – $670 billion).